MERCHANDISE TRUSTS - Cost and Market Value Associated with Assets Held in Merchandise Trusts (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
West Virginia Trust Receivable
Schedule Of Available For Sale Securities [Line Items]
Fair Value	$ 8,600	$ 9,700	$ 8,700
Merchandise Trusts
Schedule Of Available For Sale Securities [Line Items]
Cost	509,066	515,680
Gross Unrealized Gains	13,681	11,346
Gross Unrealized Losses	(64,982)	(3,161)
Fair Value	457,765	523,865
Merchandise Trusts | Short-term investments | Level 1
Schedule Of Available For Sale Securities [Line Items]
Cost	120,171	144,610
Fair Value	120,171	144,610
Merchandise Trusts | Fixed maturities
Schedule Of Available For Sale Securities [Line Items]
Cost	6,767	1,239
Gross Unrealized Gains	27	20
Gross Unrealized Losses	(316)	(198)
Fair Value	6,478	1,061
Merchandise Trusts | Fixed maturities | U.S. governmental securities | Level 2
Schedule Of Available For Sale Securities [Line Items]
Cost	474	456
Gross Unrealized Gains	23	6
Gross Unrealized Losses	(82)	(65)
Fair Value	415	397
Merchandise Trusts | Fixed maturities | Corporate debt securities | Level 2
Schedule Of Available For Sale Securities [Line Items]
Cost	6,293	783
Gross Unrealized Gains	4	14
Gross Unrealized Losses	(234)	(133)
Fair Value	6,063	664
Merchandise Trusts | Mutual funds - debt securities | Level 1
Schedule Of Available For Sale Securities [Line Items]
Cost	30,138	67,801
Gross Unrealized Gains	160	1,857
Gross Unrealized Losses	(2,464)	(6)
Fair Value	27,834	69,652
Merchandise Trusts | Mutual funds - equity securities | Level 1
Schedule Of Available For Sale Securities [Line Items]
Cost	46,279	46,609
Gross Unrealized Gains	1,577	1,744
Gross Unrealized Losses	(25,236)
Fair Value	22,620	48,353
Merchandise Trusts | Other investment funds
Schedule Of Available For Sale Securities [Line Items]
Cost	235,150	213,024
Gross Unrealized Gains	10,916	6,366
Gross Unrealized Losses	(15,626)	(2,953)
Fair Value	230,440	216,437
Merchandise Trusts | Equity securities | Level 1
Schedule Of Available For Sale Securities [Line Items]
Cost	56,668	24,386
Gross Unrealized Gains	1,001	1,327
Gross Unrealized Losses	(20,331)	(4)
Fair Value	37,338	25,709
Merchandise Trusts | Other invested assets | Level 2
Schedule Of Available For Sale Securities [Line Items]
Cost	4,387	8,360
Gross Unrealized Gains		32
Gross Unrealized Losses	(94)
Fair Value	4,293	8,392
Merchandise Trusts | Total Investments
Schedule Of Available For Sale Securities [Line Items]
Cost	499,560	506,029
Gross Unrealized Gains	13,681	11,346
Gross Unrealized Losses	(64,067)	(3,161)
Fair Value	449,174	514,214
Merchandise Trusts | West Virginia Trust Receivable
Schedule Of Available For Sale Securities [Line Items]
Cost	9,506	9,651
Gross Unrealized Losses	(915)
Fair Value	8,591	9,651
Variable Interest Entity, Primary Beneficiary | Merchandise Trusts
Schedule Of Available For Sale Securities [Line Items]
Cost		515,680	497,282
Gross Unrealized Gains		11,346	2,118
Gross Unrealized Losses		(3,161)	(11,152)
Fair Value		523,865	488,248
Cost, Assets held for sale	(21,778)	(6,369)
Gross Unrealized Gains, Assets held for sale	(425)	(304)
Gross Unrealized Losses,Assets held for sale	2,076
Fair Value, Assets held for sale	(20,127)	(6,673)
Cost, Excluding assets held for sale	487,288	509,311
Gross Unrealized Gains, Excluding assets held for sale	13,256	11,042
Gross Unrealized Losses, Excluding assets held for sale	(62,906)	(3,161)
Fair Value, Excluding assets held for sale	437,638	517,192
Cost, Assets held for sale	(21,778)	(6,369)
Gross Unrealized Gains, Assets held for sale	(425)	(304)
Gross Unrealized Losses,Assets held for sale	2,076
Fair Value, Assets held for sale	(20,127)	(6,673)
Cost, Excluding assets held for sale	487,288	509,311
Gross Unrealized Gains, Excluding assets held for sale	13,256	11,042
Gross Unrealized Losses, Excluding assets held for sale	(62,906)	(3,161)
Fair Value, Excluding assets held for sale	$ 437,638	517,192
Variable Interest Entity, Primary Beneficiary | Merchandise Trusts | Short-term investments | Level 1
Schedule Of Available For Sale Securities [Line Items]
Cost		144,610	16,903
Fair Value		144,610	16,903
Variable Interest Entity, Primary Beneficiary | Merchandise Trusts | Fixed maturities
Schedule Of Available For Sale Securities [Line Items]
Cost		1,239	1,703
Gross Unrealized Gains		20	29
Gross Unrealized Losses		(198)	(475)
Fair Value		1,061	1,257
Variable Interest Entity, Primary Beneficiary | Merchandise Trusts | Fixed maturities | U.S. governmental securities | Level 2
Schedule Of Available For Sale Securities [Line Items]
Cost		456	392
Gross Unrealized Gains		6
Gross Unrealized Losses		(65)	(147)
Fair Value		397	245
Variable Interest Entity, Primary Beneficiary | Merchandise Trusts | Fixed maturities | Corporate debt securities | Level 2
Schedule Of Available For Sale Securities [Line Items]
Cost		783	1,311
Gross Unrealized Gains		14	29
Gross Unrealized Losses		(133)	(328)
Fair Value		664	1,012
Variable Interest Entity, Primary Beneficiary | Merchandise Trusts | Mutual funds - debt securities | Level 1
Schedule Of Available For Sale Securities [Line Items]
Cost		67,801	187,840
Gross Unrealized Gains		1,857	262
Gross Unrealized Losses		(6)	(2,645)
Fair Value		69,652	185,457
Variable Interest Entity, Primary Beneficiary | Merchandise Trusts | Mutual funds - equity securities | Level 1
Schedule Of Available For Sale Securities [Line Items]
Cost		46,609	45,023
Gross Unrealized Gains		1,744	110
Gross Unrealized Losses			(18)
Fair Value		48,353	45,115
Variable Interest Entity, Primary Beneficiary | Merchandise Trusts | Other investment funds
Schedule Of Available For Sale Securities [Line Items]
Cost		213,024	210,655
Gross Unrealized Gains		6,366	388
Gross Unrealized Losses		(2,953)	(7,784)
Fair Value		216,437	203,259
Variable Interest Entity, Primary Beneficiary | Merchandise Trusts | Equity securities | Level 1
Schedule Of Available For Sale Securities [Line Items]
Cost		24,386	18,097
Gross Unrealized Gains		1,327	1,327
Gross Unrealized Losses		(4)	(213)
Fair Value		25,709	19,211
Variable Interest Entity, Primary Beneficiary | Merchandise Trusts | Other invested assets | Level 2
Schedule Of Available For Sale Securities [Line Items]
Cost		8,360	8,398
Gross Unrealized Gains		32	2
Gross Unrealized Losses			(17)
Fair Value		8,392	8,383
Variable Interest Entity, Primary Beneficiary | Merchandise Trusts | Total Investments
Schedule Of Available For Sale Securities [Line Items]
Cost		506,029	488,619
Gross Unrealized Gains		11,346	2,118
Gross Unrealized Losses		(3,161)	(11,152)
Fair Value		514,214	479,585
Variable Interest Entity, Primary Beneficiary | Merchandise Trusts | West Virginia Trust Receivable
Schedule Of Available For Sale Securities [Line Items]
Cost		9,651	8,663
Fair Value		$ 9,651	$ 8,663